UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2011

Item 1. Report to Stockholders.

Annual Report 2011

DECEMBER 31, 2011

Copyright © 2011 Jordan Opportunity Fund

Table of Contents

A Message to Our Shareholders	2
Sector Allocation	5
Expense Example	5
Performance Chart and Analysis	7
Schedule of Investments	9
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	24
Approval of Investment Advisory Agreement and
Investment Sub-Advisory Agreement	25
Trustees and Executive Officers	28
Additional Information	32

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2011

Dear Fellow Shareholder:

Performance for 2011 was disappointing in the Jordan Opportunity Fund (the “Fund”).  For the one year period ending December 31, 2011, the S&P 500® Index was up 2.11% and the Fund was down -7.86%.*  Throughout the year, investors were subjected to a dramatic journey.  Equities began the year rising to their highs in May, only to confront severe turbulence in the late summer, brought on by the U.S. debt ceiling crisis and the European sovereign debt crisis.  Panic gripped investors in August and September, causing U.S. equities to drop over 20% by the beginning of October. The strong fourth quarter rally brought the market right back where it started the year.  A long distance traveled for no mileage gained.

While Japan and Europe had difficult economies in 2011, and the emerging markets slowed materially, global growth was reasonable at about 4%.  The U.S. experienced moderate growth, ending the year on a high note with Gross Domestic Product (GDP) coming in slightly under 3% for the fourth quarter.

The Fund performed poorly in 2011, along with most categories of active investors.  Much of this under-performance came early in the year, as investor favor veered sharply away from earnings momentum and growth stocks, and gravitated to slow growing high yielding equities and bonds.  This was due in part to the expectation that the U.S. economy would stall in the months ahead.  As the New Year unfolds, we believe that growth stocks should return to favor, and that the cyclical forces gripping investors with persistent fears, may abate.

We have de-emphasized our commodity related themes in the Fund, due to our growing belief that the ten year bull market in commodities has largely run its course.  The hyper growth of emerging markets during the last ten years has been extraordinary, and among its many manifestations was the secular boom in commodity prices, as billions of new consumers entered the global economy.  The sheer magnitude of Chinese consumption of industrial commodities has been enormous and created many intermediate distortions in the supply/demand dynamics of many products.  During 2011, inflation in these emerging economies sharply accelerated, which, in turn, provoked monetary tightening conditions.  Interest rates rose and credit availability declined, resulting in a poor investor climate despite strong growth.  Commodity driven companies such as Alpha Natural Resources (ANR), Mosaic Co. (MOS) and Halliburton Co. (HAL) were all bottom contributors to the Fund in 2011, and have been eliminated from the portfolio heading into the New Year.

Conversely, one specific area that added to performance during 2011 was Information Technology.  Stocks such as Apple (AAPL), Google (GOOG) and

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
DECEMBER 31, 2011

Qualcomm (QCOM) were all top contributors in the Fund for the year.  We continue to maintain substantial holdings in our mobile computing theme, as we see rapid internet expansion continue to drive tremendous earnings growth and appreciation potential.  The technology sector consistently produced the best earnings throughout 2011, and we expect growth should continue in 2012.

As we move ahead into 2012, the key elements to our current strategy are to 1) emphasize U.S. large cap equities; 2) focus on domestic growth themes; and 3) reduce or avoid exposure to commodity sensitive groups.  Our portfolios are concentrated in sectors and themes where we expect superior and improving earnings growth prospects and where investors are least exposed.

Growth stocks have become increasingly cheap, as investors did not reward earnings growth in 2011.  We believe this has provided an important investment opportunity for the Fund in 2012.

Please feel free to contact us, or visit our website, www.jordanopportunity.com, if you have any comments or questions.

Sincerely,

Gerald R. Jordan
President & Portfolio Manager

Must be preceded or accompanied by a prospectus.

*Fund performance data quoted represents past performance and is no guarantee of future results.  For additional performance information and related disclosure please refer to the Performance Chart and Analysis section on page 7.

The views in this report were those of the Fund manager as of December 31, 2011 and may not reflect his views on the date this report is first published or anytime thereafter.  These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

Mutual Fund investing involves risk. Principal loss is possible.

The Fund’s investment parameters are diverse and as such may be subject to different forms of investment risk discussed herein. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
DECEMBER 31, 2011

and greater volatility. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher rated securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may use derivatives such as options to increase its exposure to certain securities. These techniques will result in greater volatility for the Fund, particularly in periods of market declines.

Earnings growth does not guarantee an increase in the market value of a holding of the Fund.

The S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

JORDAN OPPORTUNITY FUND
SECTOR ALLOCATION
DECEMBER 31, 2011 (Unaudited)

Sector Allocation	Percent of Net Assets

Consumer Discretionary	30.1%
Financials	24.5%
Information Technology	24.0%
Industrials	5.9%
Energy	5.4%
Money Market Fund	2.7%
Health Care	2.2%
Options	0.3%
Other Assets in Excess of Liabilities	4.9%
Net Assets	100.0%

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (Unaudited)

As a shareholder of the Jordan Opportunity Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 – December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory

JORDAN OPPORTUNITY FUND
EXPENSE EXAMPLE (Continued)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (Unaudited)

fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 1, 2011 –
	July 1, 2011	December 31, 2011	December 31, 2011*
Actual	$1,000	$ 919	$6.72
Hypothetical (5% return
before expenses)	$1,000	$1,018	$7.07

*
Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.39% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year).

JORDAN OPPORTUNITY FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2011

Jordan Opportunity Fund vs. S&P 500® Index

Average Annual	One	Five	Ten
Total Return on 12/31/11	Year	Year	Year
Jordan Opportunity Fund	(7.86)%	3.65%	5.65%
S&P 500® Index	2.11%	(0.25)%	2.92%

Cumulative Performance Comparison

The graph and table reflect the change in value of a hypothetical $10,000 investment in the Fund, including reinvestment of dividends and distributions, compared with a broad based securities market index, for 10 years ending December 31, 2011.  The S&P 500® Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends.  One cannot invest directly in an index.

On January 21, 2005, a limited partnership managed by Hellman, Jordan Management Co., Inc., the Fund’s sub-adviser, reorganized into the Fund.  This limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The Fund’s performance for periods prior to January 2005 is that of the limited partnership.  The limited partnership’s expenses during the periods presented were higher than the Fund’s expense ratio.  The limited partnership was not registered under the Investment Company Act of 1940 Act (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed

JORDAN OPPORTUNITY FUND
PERFORMANCE CHART AND ANALYSIS (Continued)
DECEMBER 31, 2011

by the 1940 Act and the Internal Revenue Code, which, if applicable, would have adversely affected its performance.

The Fund’s investment parameters are diverse and as such may be subject to different forms of investment risk such as non-diversification risk, concentration risk, small- and medium-sized company risk, interest rate risk, high yield bond and foreign securities risk, and lastly, the Fund may use derivatives such as options to increase its exposure to certain securities. Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling (800) 441-7013.

The Fund imposes a 2% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Shares		Value
COMMON STOCKS – 92.1%
Biotechnology – 2.2%
22,482	Celgene Corp. (a)	$1,519,783

Commercial Banks – 13.1%
75,093	BB&T Corp.	1,890,091
143,987	Fifth Third Bancorp	1,831,515
239,920	KeyCorp	1,844,985
31,014	PNC Financial
	Services Group, Inc.	1,788,577
91,014	SunTrust Banks, Inc.	1,610,948
		8,966,116

Communications Equipment – 6.6%
92,718	JDS
	Uniphase Corp. (a)	967,976
65,163	QUALCOMM, Inc.	3,564,415
		4,532,391

Computers & Peripherals – 6.3%
7,221	Apple, Inc. (a)	2,924,505
28,074	SanDisk Corp. (a)	1,381,522
		4,306,027

Construction & Engineering – 1.7%
31,473	Chicago Bridge &
	Iron Company NV	1,189,679

Consumer Finance – 2.9%
46,188	Capital One
	Financial Corp.	1,953,291

Diversified Financial Services – 3.1%
62,960	JPMorgan
	Chase & Co.	2,093,420

Energy Equipment & Services – 1.0%
22,484	Noble Corp.	679,466

Hotels, Restaurants & Leisure – 13.1%
36,850	Las Vegas
	Sands Corp. (a)	1,574,601
77,751	Marriott
	International, Inc.	2,267,997
48,857	Starwood Hotels
	& Resorts
	Worldwide Inc.	2,343,669
49,601	Wyndham
	Worldwide Corp.	1,876,406
8,384	Wynn Resorts Ltd.	926,348
		8,989,021

Insurance – 5.4%
15,007	ACE Ltd.	1,052,291
39,242	MetLife, Inc.	1,223,566
72,315	XL Group PLC	1,429,667
		3,705,524

Internet Software & Services – 7.6%
62,554	eBay, Inc. (a)	1,897,263
5,078	Google, Inc. (a)	3,279,880
		5,177,143

Machinery – 1.5%
19,139	Chart
	Industries, Inc. (a)	1,034,846

Media – 11.6%
78,158	CBS Corp.	2,121,207
41,180	Discovery
	Communications,
	Inc. (a)	1,687,145
31,748	Time Warner, Inc.	1,147,373
23,971	Viacom, Inc.	1,088,523
49,715	The Walt Disney Co.	1,864,313
		7,908,561

Multiline Retail – 2.0%
43,219	Macy’s, Inc.	1,390,787

Oil, Gas & Consumable Fuels – 4.4%
13,609	Anadarko
	Petroleum Corp.	1,038,775
10,050	EOG Resources, Inc.	990,026
10,737	Noble Energy, Inc.	1,013,465
		3,042,266

Road & Rail – 2.6%
24,609	Norfolk
	Southern Corp.	1,793,012

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2011

Shares		Value
Semiconductors & Semiconductor
Equipment – 3.5%
30,354	ASML Holding
	NV – ADR	$1,268,494
23,896	KLA-Tencor Corp.	1,152,982
		2,421,476

Specialty Retail – 2.0%
25,235	The Childrens Place
	Retail Stores, Inc. (a)	1,340,483

Textiles, Apparel & Luxury Goods – 1.5%
14,223	PVH Corp.	1,002,579

TOTAL COMMON STOCKS
(Cost $58,745,106)		63,045,871

Contracts
(100 shares per contract)
PUT OPTIONS PURCHASED – 0.3%
Oil, Gas & Consumable Fuels – 0.1%
169	Philadelphia Oil
	Service, Expiration:
	January, 2012,
	Exercise Price:
	$205.00	32,533

Index Option – 0.2%
166	S&P 500 Index,
	Expiration: January,
	2012, Exercise Price:
	$1,210.00	165,170

TOTAL PUT OPTIONS
PURCHASED
(Cost $245,658)		197,703

Shares		Value
SHORT-TERM INVESTMENT – 2.7%
Money Market Fund – 2.7%
1,842,528	Invesco Short-Term
	Treasury Portfolio –
	Institutional Class
	Fund, 0.02% (b)	1,842,528

TOTAL SHORT-TERM
INVESTMENT
(Cost $1,842,528)		1,842,528

TOTAL INVESTMENTS IN
SECURITIES – 95.1%
(Cost $60,833,292)		65,086,102
Other Assets in Excess
of Liabilities – 4.9%		3,367,719

TOTAL NET
ASSETS – 100.0%		$68,453,821

(a)	Non-income producing security.
ADR	American Depository Receipt
(b)	7-Day Yield as of December 31, 2011

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2011

ASSETS
Investments in securities, at value (cost $60,833,292) (Note 2)	$65,086,102
Cash	177,510
Receivables:
Dividends and interest	77,195
Investments sold	3,426,218
Fund shares sold	7,938
Prepaid expenses	6,583
Total assets	68,781,546

LIABILITIES
Payables:
Investment securities purchased	167,736
Fund shares redeemed	42,605
Investment advisory fees	58,996
Administration fees	7,244
Custody fees	2,805
Fund accounting fees	6,282
Transfer agent fees	12,037
Chief Compliance Officer fees	1,807
Other accrued expenses	28,213
Total liabilities	327,725

NET ASSETS	$68,453,821

Net asset value, offering price and redemption price per share
($68,453,821/5,955,103 shares outstanding unlimited
number of shares authorized without par value)	$11.49

COMPONENTS OF NET ASSETS
Paid-in capital	$89,068,520
Accumulated net realized loss on investments and options	(24,867,509)
Net unrealized appreciation on investments and options	4,252,810
Net assets	$68,453,821

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

INVESTMENT INCOME
Dividends (net of $8,700 foreign withholding tax)	$919,943
Interest	1,686
Total investment income	921,629

EXPENSES (Note 3)
Investment advisory fees	957,690
Transfer agent fees	89,453
Administration fees	81,194
Fund accounting fees	39,345
Registration fees	29,242
Audit fees	19,399
Reports to shareholders	18,121
Custody fees	16,926
Miscellaneous expenses	11,803
Chief Compliance Officer fees	10,473
Trustee fees	4,956
Legal fees	4,412
Insurance expense	1,726
Total expenses	1,284,740
Net investment loss	(363,111)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTIONS
Net realized gain on investments and options	1,853,745
Change in net unrealized depreciation on investments and options	(10,053,049)
Net realized and unrealized loss on investments and options	(8,199,304)
Net decrease in net assets resulting from operations	$(8,562,415)

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2011	2010
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(363,111)	$(406,965)
Net realized gain on investments and written options	1,853,745	9,680,456
Change in net unrealized (depreciation) appreciation
on investments and written options	(10,053,049)	4,357,493
Net (decrease) increase in net assets
resulting from operations	(8,562,415)	13,630,984
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a) (b)	(31,169,687)	(16,731,801)
Total decrease in net assets	(39,732,102)	(3,100,817)
NET ASSETS
Beginning of year	108,185,923	111,286,740
End of year	$68,453,821	$108,185,923

(a) Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2011		December 31, 2010
	Shares	Value	Shares	Value
Shares sold	1,653,812	$20,735,276	2,848,396	$31,463,340
Shares issued
in reinvestment
of distributions	—	—	—	—
Shares redeemed	(4,371,116)	(51,904,963)	(4,436,926)	(48,195,141)
Net decrease	(2,717,304)	$(31,169,687)	(1,588,530)	$(16,731,801)

(b) Net of redemption fees of $15,062 and $6,679, respectively.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding for the year

	Year Ended December 31,
	2011	2010	2009	2008	2007
Net asset value,
beginning of year	$12.47	$10.85	$7.57	$12.11	$10.43
INCOME FROM
INVESTMENT
OPERATIONS
Net investment loss	(0.05)	(0.05)	(0.04)	(0.02)	(0.06)
Net realized and unrealized
gain (loss) on investments
and options	(0.93)	1.67	3.32	(4.53)	2.75
Total from investment
operations	(0.98)	1.62	3.28	(4.55)	2.69
LESS DISTRIBUTIONS
From net realized gain	—	—	—	(0.01)	(1.01)
Return of Capital	—	—	— *	—	—
Total Distributions	—	—	—	(0.01)	(1.01)
Paid-in capital from
redemption fees (Note 2)	— *	— *	— *	0.02	— *
Net asset value, end of year	$11.49	$12.47	$10.85	$7.57	$12.11

TOTAL RETURN	(7.86)%	14.93%	43.39%	(37.44)%	25.79%
RATIO/SUPPLEMENTAL DATA
Net assets, end
of year (millions)	$68.5	$108.2	$111.3	$67.4	$35.3
Ratio of expenses to
average net assets
Before fees waived and
expenses absorbed	1.34%	1.37%	1.42%	1.47%	2.05%
After fees waived and
expenses absorbed	1.34%	1.37%	1.42%	1.41%	1.54%
Ratio of net investment
income (loss) to
average net assets
Before fees waived and
expenses absorbed	(0.38)%	(0.41)%	(0.44)%	(0.26)%	(0.97)%
After fees waived and
expenses absorbed	(0.38)%	(0.41)%	(0.44)%	(0.20)%	(0.46)%
Portfolio turnover rate	234%	246%	336%	352%	189%

*	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2011

NOTE 1 – ORGANIZATION

Jordan Opportunity Fund (the “Fund”) is a series of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. Prior to April 30, 2009 the Fund was a series for Forum Funds.  The Fund commenced operations on January 21, 2005.  Prior to the Fund’s inception date the Fund was organized as a limited partnership managed by Hellman, Jordan Management Co., Inc. (the “Sub-Advisor”).  This limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.

The investment objective of the Fund is to seek capital appreciation.  The Fund seeks to achieve its objective by investing primarily in publicly traded stocks of U.S. companies irrespective of market capitalization size.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2011

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At December 31, 2011, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2011

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks^	$63,045,871	$—	$—	$63,045,871
Put Option Purchased^	197,703	—	—	197,703
Short-Term Investment	1,842,528	—	—	1,842,528
Total Investments in Securities	$65,086,102	$—	$—	$65,086,102

^ See Schedule of Investments for industry breakout.

There were no significant transfers into or out of Levels 1 and 2 during the year ended December 31, 2011 for the Fund.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may make substantial use of options, which are derivatives and employ specialized trading techniques such as options trading to increase its exposure to certain selected securities.  The Fund may employ these techniques speculatively to enhance returns and not merely as hedging tools.

Statement of Assets and Liabilities

Fair values of Derivative Instruments as of December 31, 2011:

	Asset Derivatives		Liability Derivatives
	as of December 31, 2011		as of December 31, 2011
Hedging	Balance	Fair	Balance	Fair
Instruments	Sheet Location	Value	Sheet Location	Value
Equity Contracts	Investments
in securities,
	at Value	$197,703	None	$—
Total		$197,703		$—

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2011

Statement of Operations
The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011:

Change in
Unrealized
	Location of	Realized	Appreciation
	Gain (Loss)	Gain (Loss)	(Depreciation)
	on Derivatives	on Derivatives	on Derivatives
Hedging	Recognized	Recognized	Recognized
Instruments	in Income	in Income	in Income
Equity Contracts	Net Realized	$(1,325,031)	$(70,236)
and Unrealized
Gain (Loss) on
Investments and
Options

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2011, the Fund had post October losses of $1,957,063.

At December 31, 2011, the Fund had capital loss carryforwards available for federal income tax purposes as follows:

Year of Expiration	Amount
December 31, 2016	$10,249,834
December 31, 2017	$12,301,771
$22,551,605

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2011

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income, if any, are declared and paid quarterly.  Capital gains on securities, if any, are declared and paid at least on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Fund may purchase call options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2011

amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 60 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net assets per value per share.  For the year ended December 31, 2011, the Fund decreased accumulated net investment loss by $363,111, decreased accumulated realized loss by $7,612 and decreased paid-in capital by $370,723.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2011

J.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

K.
Recent Accounting Pronouncement.  In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Windowpane Advisors, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the year ended December 31, 2011 the Fund incurred $957,690 in advisory fees.

Hellman, Jordan Management Co. is the sub-advisor to the Fund.  The sub-advisory fee, calculated as a percentage of the Fund’s average net assets, is paid by the Advisor.

During the period, the Advisor and Sub-advisor may voluntarily waive their fees to the extent necessary to limit the Fund’s expenses to 2.00%.  Voluntary waivers of fees and expense reimbursements may be reduced or eliminated at anytime.  For the year ended December 31, 2011, no fees were waived.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2011

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the year ended December 31, 2011, the Fund incurred $81,194 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the year ended December 31, 2011, the Fund was allocated $10,473 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2011, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $207,508,766 and $235,285,205, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended December 31, 2011.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the year ended December 31, 2011 and the year ended December 31, 2010, there were no distributions made by the Fund.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2011

As of December 31, 2011, the components of the distributable earning on a tax basis were as follows:

Cost of investments	$61,240,030
Gross unrealized appreciation	5,724,584
Gross unrealized depreciation	(1,878,512)
Net unrealized appreciation	3,846,072
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	3,846,072
Other accumulated losses	(24,460,712)
Total accumulated loss	$(20,614,640)

At December 31, 2011, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax treatment of wash sales and mark to market adjustments of options.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders Jordan Opportunity Fund

We have audited the accompanying statements of assets and liabilities of the Jordan Opportunity Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the year ended December 31, 2008 were audited by other auditors whose report dated February 25, 2009 expressed an unqualified opinion on financial highlights.  The financial highlights for  the year ended December 31, 2007 were audited by other auditors whose report dated February 26, 2008, expressed an unqualified opinion on such statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jordan Opportunity Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 27, 2012

JORDAN OPPORTUNITY FUND
ADVISORY AGREEMENTS
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting held on August 8 and 9, 2011, the Board (which was comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for the Jordan Opportunity Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”) with Windowpane Advisors, L.L.C. (the “Advisor”) and Hellman, Jordan Management Co., Inc (the “Sub-Advisor”) for another annual term.  At this meeting and at a prior meeting held on May 18 and 19, 2011, the Board received and reviewed substantial information regarding the Fund, the Advisor and Sub-Advisor and the services provided by the Advisor and Sub-Adviser to the Fund under the Advisory Agreement and Sub-Advisory Agreement, respectively (together, the “Advisory Agreements”).  In addition, the Board engaged an independent third party consulting firm to review the nature and quality of the information presented to the Board.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor and Sub-Advisor under the Advisory Agreements.  The Board considered the Advisor’s and Sub-Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor and Sub-Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structures of the Advisor and Sub-Advisor, including information regarding their compliance programs, chief compliance officers and the Advisor’s and Sub-Advisor’s compliance records, the Advisor’s and Sub-Advisor’s disaster recovery plans, and the Advisor’s and Sub-Advisor’s business continuity plans.  The Board also considered the prior relationship between the Advisor and Sub-Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s and Sub-Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor and Sub-Advisor in person to discuss various marketing and compliance topics, including the Advisor’s and Sub-Advisor’s diligence in risk oversight.  The Board concluded that the Advisor and Sub-Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their

JORDAN OPPORTUNITY FUND
ADVISORY AGREEMENTS (Continued)
(Unaudited)

duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Advisor and Sub-Advisor.  In assessing the quality of the portfolio management delivered by the Advisor and Sub-Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications.

The Board noted that the Fund underperformed its peer group median for the year-to-date and three-year time periods and outperformed its peer group median for the one, five and ten-year time periods.

The Board noted that the Advisor had no other advisory services other than that of overseeing the Sub-Advisor to the Fund.  The Board took into consideration the services the Sub-Advisor provided to its institutional and separately managed account clients.  The Board considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
The costs of the services to be provided by the Advisor and the Sub-Advisor and the structure of the Advisory fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Sub-Advisor, as well as expense waivers and reimbursements.

The Board noted that both the Fund’s contractual advisory fees and net expense ratio were above those of its peer group median.

The Board noted that the Advisor had no other advisory services other than that of overseeing the Sub-Advisor to the Fund.  The Board took into consideration the services the Sub-Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Funds.  The Board found that the fees charged to the Fund were in line with the fees charged by the Sub-Advisor to its other investment management and separately managed account clients.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

JORDAN OPPORTUNITY FUND
ADVISORY AGREEMENTS (Continued)
(Unaudited)

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Board reviewed the Advisor’s and Sub-Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor and Sub-Advisor from advising the Fund.  The Board considered the profitability to the Advisor and Sub-Advisor from their relationship with the Fund and considered any additional benefits derived by the Sub-Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars”.  After such review, the Board determined that the profitability to the Advisor and the Sub-Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor and the Sub-Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor and the Sub-Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements would be in the best interest of the Fund and its shareholders.

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

Number
of
		Term of		Portfolios
		Office		in Fund
	Position	and	Principal	Complex(2)
	with	Length	Occupation	Overseen	Other
Name, Age	the	of Time	During Past	by	Directorships
and Address	Trust	Served	Five Years	Trustees	Held

Independent Trustees of the Trust(1)
Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee, PNC
(born 1943)	and	Term;	Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(administrative,
Fund Services, LLC		May	management and
2020 E. Financial Way		1991.	business consulting);
Suite 100			formerly, Executive
Glendora, CA 91741			Vice President and
Chief Operating
Officer, Integrated
Asset Management
(investment adviser
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS (Continued)
(Unaudited)

Number
of
		Term of		Portfolios
		Office		in Fund
	Position	and	Principal	Complex(2)
	with	Length	Occupation	Overseen	Other
Name, Age	the	of Time	During Past	by	Directorships
and Address	Trust	Served	Five Years	Trustees	Held
Wallace L. Cook	Trustee	Indefinite	Investment Consultant;	1	The Dana
(born 1939)		Term;	formerly, Chief		Foundation;
c/o U.S. Bancorp		Since	Executive Officer,		The University
Fund Services, LLC		May	Rockefeller Trust Co.,		of Virginia Law
2020 E. Financial Way		1991.	(prior thereto Senior		School
Suite 100			Vice President), and		Foundation.
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Carl A. Froebel	Trustee	Indefinite	Former owner, Golf	1	None.
(born 1938)		Term;	Adventures, LLC,
c/o U.S. Bancorp		Since	(Vacation Services);
Fund Services, LLC		May	formerly, President and
2020 E. Financial Way		1991.	Founder, National
Suite 100			Investor Data Services,
Glendora, CA 91741			Inc. (investment related
computer software).

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS (Continued)
(Unaudited)

Number
of
		Term of		Portfolios
		Office		in Fund
	Position	and	Principal	Complex(2)
	with	Length	Occupation	Overseen	Other
Name, Age	the	of Time	During Past	by	Directorships
and Address	Trust	Served	Five Years	Trustees	Held
Steven J. Paggioli	Trustee	Indefinite	Consultant; formerly,	1	Independent
(born 1950)		Term;	Executive Vice		Trustee, The
c/o U.S. Bancorp		Since	President, Investment		Managers
Fund Services, LLC		May	Company		Funds; Trustee,
2020 E. Financial Way		1991.	Administration, LLC		Managers AMG
Suite 100			(mutual fund		Funds, Aston
Glendora, CA 91741			administrator).		Funds;
Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel; formerly Independent Director, Guardian Mutual Funds.

Interested Trustee and Officers of the Trust
Eric W. Falkeis(3)	President	Indefinite	Senior Vice President	1	None.
(born 1973)		Term;	and Chief Financial
c/o U.S. Bancorp		Since	Officer (and other
Fund Services, LLC		January	positions), U.S. Bancorp
615 East Michigan St.		2011.	Fund Services, LLC,
Milwaukee, WI 53202	Trustee	Indefinite	since 1997.
Term;
Since
September
2011.

Patrick J. Rudnick	Treasurer	Indefinite	Vice President, U.S.	Not	Not
(born 1973)		Term;	Bancorp Fund	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Services, LLC, since
Fund Services, LLC		November	2006; formerly, Manager,
615 East Michigan St.		2009.	PricewaterhouseCoopers
Milwaukee, WI 53202			LLP (1999-2006).

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS (Continued)
(Unaudited)

Number
of
		Term of		Portfolios
		Office		in Fund
	Position	and	Principal	Complex(2)
	with	Length	Occupation	Overseen	Other
Name, Age	the	of Time	During Past	by	Directorships
and Address	Trust	Served	Five Years	Trustees	Held
Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		February	Fund Services, LLC,
2020 E. Financial Way		2008.	since July 2007;
Suite 100			formerly, Vice President
Glendora, CA 91741			and Senior Counsel,
Wells Fargo Funds
Management, LLC
(2004-2007).

Donna Barrette	Chief	Indefinite	Vice President and	Not	Not
(born 1966)	Compliance	Term;	Compliance Officer,	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	U.S. Bancorp Fund
Fund Services, LLC		July	Services, LLC since
615 East Michigan St.		2011.	August 2004.
Milwaukee, WI 53202	Anti-Money	Indefinite
	Laundering	Term;
	Officer	Since
July
2011.
	Vice	Indefinite
	President	Term;
Since
July
2011.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to The Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

JORDAN OPPORTUNITY FUND

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7013. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the 12 months ending June 30 is available without charge, upon request, by calling (800) 441-7013 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 441-7013.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING

In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (800) 441-7013 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PRIVACY POLICY

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Investment Adviser
Windowpane Advisors, LLC
One America Plaza
600 West Broadway, Suite 1225
San Diego, California 92101

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Jordan Opportunity Fund
c/o U.S. Bancorp Fund
  Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-441-7013
www.jordanopportunity.com

Custodian
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
(800) 441-7013

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Jordan Opportunity Fund   Symbol – JORDX   CUSIP – 742935182

Copyright © 2011 Jordan Opportunity Fund, JORDX December 31, 2011 Annual Report

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each member of the Trust’s audit committee is financially literate and independent.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2011	FYE 12/31/2010
Audit Fees	$17,000	$16,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,400	$2,300
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2011	FYE 12/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2011	FYE 12/31/2010
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date     February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date     February 27, 2012

By (Signature and Title)*                    /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     February 23, 2012
* Print the name and title of each signing officer under his or her signature.